Financial information by segment, Assets and liabilities by business sectors (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets allocated [Abstract]
Contracted concessional assets	$ 8,021,568	$ 8,155,418
Investments carried under the equity method	294,581	116,614	$ 139,925
Current financial investments	207,379	200,084
Cash and cash equivalents (project companies)	622,689	868,501	562,795	$ 631,542
Total assets	9,751,930	9,938,354
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,036,193	5,237,614	4,852,348
Grants and other liabilities	1,263,744	1,229,767
Long-term and short-term corporate debt	1,023,071	993,725	723,791
Total liabilities	8,003,325	8,197,473
Equity	1,748,605	1,740,881	$ 1,714,856	$ 1,756,112
Total liabilities and equity	9,751,930	9,938,354
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional assets	6,533,408	6,632,611
Investments carried under the equity method	240,302	61,866
Current financial investments	10,761	6,530
Cash and cash equivalents (project companies)	442,213	397,465
Total assets	7,226,684	7,098,472
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,857,313	3,992,512
Grants and other liabilities	1,244,346	1,221,176
Total liabilities	5,101,659	5,213,688
Efficient Natural Gas & Heat [Member]
Assets allocated [Abstract]
Contracted concessional assets	517,247	502,285
Investments carried under the equity method	15,358	15,514
Current financial investments	128,461	124,872
Cash and cash equivalents (project companies)	25,392	67,955
Total assets	686,458	710,626
Liabilities allocated [Abstract]
Long-term and short-term project debt	478,724	504,293
Grants and other liabilities	11,212	108
Total liabilities	489,936	504,401
Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional assets	805,987	842,595
Investments carried under the equity method	0	30
Current financial investments	27,813	27,796
Cash and cash equivalents (project companies)	44,574	46,045
Total assets	878,374	916,466
Liabilities allocated [Abstract]
Long-term and short-term project debt	602,278	625,203
Grants and other liabilities	5,795	6,040
Total liabilities	608,073	631,243
Water [Member]
Assets allocated [Abstract]
Contracted concessional assets	164,926	177,927
Investments carried under the equity method	38,921	39,204
Current financial investments	40,344	40,886
Cash and cash equivalents (project companies)	21,369	21,270
Total assets	265,560	279,287
Liabilities allocated [Abstract]
Long-term and short-term project debt	97,878	115,606
Grants and other liabilities	2,391	2,443
Total liabilities	100,269	118,049
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,021,568	8,155,418
Investments carried under the equity method	294,581	116,614
Current financial investments	207,379	200,084
Cash and cash equivalents (project companies)	533,548	532,735
Total assets	9,057,076	9,004,851
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,036,193	5,237,614
Grants and other liabilities	1,263,744	1,229,767
Total liabilities	6,299,937	6,467,381
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	268,876	242,044
Other current assets (including cash and cash equivalents at holding company level)	425,978	691,459
Total assets	694,854	933,503
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,023,071	993,725
Other non-current liabilities	532,312	589,107
Other current liabilities	148,005	147,260
Total liabilities	1,703,388	1,730,092
Equity	1,748,605	1,740,881
Total liabilities and equity	$ 3,451,993	$ 3,470,973